DEBENTURES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 11:-	Debentures

a.	Comprised as follows:

		Interest	December 31,
	Linkage	rate	2011	2012

Non-convertible debentures (b)	CPI	5.15%	46,718	15,735

Less - current maturities of debentures			(31,472)	(15,735)

Total			15,246	-

b.	Non-convertible debentures:

The above-listed non-convertible debentures were issued and sold by Matrix in August 2007 for an aggregate amount of NIS 250,000 (approximately $ 62,000).

The debentures bear interest at an annual rate of 5.15% plus additional 0.5% until the debentures were to be listed for trading on the TASE. Interest is paid every six months commencing on December 31, 2007 through December 31, 2013. On February 21, 2008, Matrix listed the debentures for trading on the TASE. The principal amount owed under the debentures will be repaid in four equal annual installments on December 31 of each of the years 2010 through 2013. The principal and interest owed under the debentures are linked to the Israeli consumer price index ("CPI"). The fair value of the debentures as of December 31, 2011 and 2012 was $ 47,701 and $ 16,404 respectively. See Note 14 for information regarding covenants related to the non-convertible debentures.

In 2008, Matrix repurchased outstanding debentures with a value amounting to $ 12,600.